Risk Management Activities - Maximum exposure to credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 37	$ 22
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,543
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 651
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Trade and other receivables | Investment Grade | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	89.00%
Trade and other receivables | Non-Investment Grade | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	11.00%
Long-term portion of finance lease receivable | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 185
Long-term portion of finance lease receivable | Investment Grade | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Long-term portion of finance lease receivable | Non-Investment Grade | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Risk management assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 707
Risk management assets | Investment Grade | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	86.00%
Risk management assets | Non-Investment Grade | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	14.00%